Segment Information (Details) - Schedule of Segment Information - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Total assets
Total assets	$ 89,002,243	$ 63,515,071
Total Property and equipment, net
Total Property and equipment, net	1,462,795	1,459,760
Trucking services [Member]
Total assets
Total assets	68,400,751	36,461,922
Total Property and equipment, net
Total Property and equipment, net	843,984	1,459,760
Car owner services [Member]
Total assets
Total assets	19,447,401	27,053,149
Liquor distribution [Member]
Total assets
Total assets	1,154,091
Total Property and equipment, net
Total Property and equipment, net	$ 618,811